Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Tables)	12 Months Ended
Dec. 31, 2012
Customer Advances In Excess Of Costs Incurred On Contracts In Progress [Abstract]
Schedule Of Customer Advances

	December 31,
	2012	2011
Advances received	$782,482	$750,161
Less -
Advances presented under long-term liabilities	156,497	154,696
Advances deducted from inventories	104,297	150,195
	521,688	445,270
Less -
Costs incurred on contracts in progress (See Note 5)	68,306	38,048
	$453,382	$407,222